Disclosures About Fair Value of Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS
DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

18. DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

ASC 820 applies to reported balances that are required or permitted to be measured at fair value under an existing accounting pronouncement. ASC 820 emphasizes that fair value is a market-based measurement, not an entity-specific measurement. Therefore, a fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability and establishes a fair value hierarchy. The fair value hierarchy consists of three levels of inputs that may be used to measure fair value as follows:

Level 1 — Inputs that utilize quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access. Level 1 assets and liabilities include debt and equity securities that are traded in an active exchange market, as well as certain U.S. Treasury securities that are highly liquid and are actively traded in over-the-counter markets.

Level 2 — Inputs other than those quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability (other than quoted prices), such as interest rates and yield curves that are observable at commonly quoted intervals. Level 2 assets and liabilities include available-for-sale securities with quoted prices that are traded less frequently than exchange-traded instruments and derivative contracts whose value is determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Available-for-sale securities are valued using observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, prepayment speeds, credit information, and the bond’s terms and conditions, among other things. Derivative valuations utilize certain Level 3 inputs, such as estimates of current credit spreads to evaluate the likelihood of default by the Company and its counterparties. The significance of the impact of these credit valuation adjustments on the overall valuation of derivative positions are not significant to the overall valuation and result in all derivative valuations being classified in Level 2 of the fair value hierarchy.

Level 3 — Inputs that are unobservable inputs for the asset or liability, which are typically based on an entity’s own assumptions, as there is little, if any, related market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability. This category includes certain interest-only strip securities where independent pricing information was not able to be obtained for a significant portion of the underlying assets and loans held-for-sale.

The tables below presents the Company’s assets and liabilities measured at fair value on a recurring basis as of the dates set forth aggregated by the level in the fair value hierarchy within which those measurements fall.

	March 31, 2015
	Level 1	Level 2	Level 3	Total
	(Dollars in thousands)

Financial Assets:
Available-for-sale securities	$30,084	$149,954	$-	$180,038
Customer interest rate swaps	-	350	-	350

Financial Liabilities:
Correspondent interest rate swaps	$-	$362	$-	$362

	December 31, 2014
	Level 1	Level 2	Level 3	Total
	(Dollars in thousands)

Financial Assets:
Available-for-sale securities	$27,035	$160,530	$-	$187,565
Customer interest rate swaps	-	274	-	274

Financial Liabilities:
Correspondent interest rate swaps	$-	$287	$-	$287

Certain financial assets and financial liabilities are measured at fair value on a nonrecurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment). Assets measured on a nonrecurring basis include impaired loans, real estate acquired by foreclosure and other repossessed assets.

A loan is defined as impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due, according to the contractual terms of the loan agreement.  The allowance for loan losses related to impaired loans is determined based on the difference between the carrying value of the impaired loan and its fair value.  The fair value of impaired loans is determined based on the fair value of the collateral if repayment is expected solely from the collateral.  Fair value of the loan’s collateral is determined by appraisals and third party estimates for real estate collateral and by appraisals or independent valuations for non-real estate collateral such as inventory, accounts receivable, equipment or other business assets.  The fair value of real estate acquired by foreclosure is measured using appraisals and third party estimates.  These values may be adjusted based on current information available to management, therefore the values are considered Level 3 inputs within the fair value hierarchy.

The following tables present the assets that were subject to fair value adjustments during the periods indicated, which were still on the balance sheet at the end of the reporting periods:

	March 31, 2015
	Level 3	Total	Losses for the Three Months Ended March 31, 2015
	(Dollars in thousands)

Assets Measured on a Nonrecurring Basis:
Impaired loans	$2,467	$2,467	$323
Other real estate owned	-	-	-

	March 31, 2014
	Level 3	Total	Losses for the Three Months Ended March 31, 2014
	(Dollars in thousands)

Assets Measured on a Nonrecurring Basis:
Impaired loans	$7,769	$7,769	$71
Other real estate owned	-	-	-

The estimated fair values of financial instruments were determined by management as of March 31, 2015 and December 31, 2014, and required judgment. Accordingly, the estimates presented herein are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair values presented.

The following methods and assumptions were used to estimate the fair value of cash and of financial instruments for which it is practicable to estimate that value:

Cash and Short-Term Investments — The carrying amount of these short term investments is a reasonable estimate of fair value.

Securities — Securities are valued based on quoted prices in an active market when available. These securities are classified in Level 1 of the valuation hierarchy. If quoted market prices are not available for the specific security, then fair values are estimated by using pricing models, quoted prices of securities with similar characteristics or discounted cash flows or Level 2 of the valuation hierarchy.

Loans Held-for-Sale — The fair value of consumer residential mortgages held-for-sale is based on commitments from investors or prevailing market prices.

Loans Held for Investment — The fair value of loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Real Estate Acquired by Foreclosure — Real estate acquired by foreclosure is adjusted to fair value less estimated costs to sell at the time of foreclosure. Subsequently, these assets are carried at the lower of carrying value or fair value less estimated costs to sell. Fair value is generally based upon market prices or appraised values of the property, and accordingly, the Company classifies real estate acquired by foreclosure as Level 3.

Deposit Liabilities — The fair value of demand deposits, savings accounts and certain money market deposits is the amount payable on demand at the reporting date. The fair value of certificates of deposit is estimated using the rates currently offered for deposits of similar remaining maturities.

Other Borrowed Funds — The carrying amount of securities sold under agreements to repurchase is a reasonable estimate of fair value because these borrowings reprice at market rates generally daily. The fair value of long term FHLB advances is estimated using the rates currently offered for advances of similar remaining maturities.

Off-Balance Sheet Financial Instruments — The fair value of commitments is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counterparties. For fixed-rate loan commitments, fair value also considers the difference between current levels of interest rates and the committed rates. The fair value of guarantees and letters of credit is based on fees currently charged for similar agreements or on the estimated cost to terminate them or otherwise settle the obligations with the counterparties at the reporting date. These amounts were not significant at the reporting dates. The fair value of interest rate swaps is derived from pricing models based on past, present and projected future market conditions, quoted market prices of instruments with similar characteristics or discounted cash flows, classified in Level 2 of the fair value hierarchy.

The estimated fair values of the Company’s financial instruments as of the dates indicated are as follows:

	March 31, 2015
	Carrying Value	Level 1	Level 2	Level 3	Fair Value
	(Dollars in thousands)

Financial Assets:
Cash and short term investments	$129,108	$129,108	$-	$-	$129,108
Available-for-sale securities	180,038	30,084	149,954	-	180,038
Held-to-maturity securities	47,997	-	48,362	-	48,362
Other securities	10,000	10,000	-	-	10,000
Loans held-for-sale	939	939	-	-	939
Loans held for investment	1,810,842	-	-	1,799,619	1,799,619
Real estate acquired by foreclosure	4,863	-	-	4,863	4,863
Total	$2,183,787	$170,131	$198,316	$1,804,482	$2,172,929

Financial Liabilities:
Deposits	$1,931,851	$-	$1,934,954	$-	$1,934,954
Securities sold under agreements to repurchase	13,012	-	13,012	-	13,012
Other borrowed funds	7,323	-	7,340	-	7,340
Total	$1,952,186	$-	$1,955,306	$-	$1,955,306

	December 31, 2014
	Carrying Value	Level 1	Level 2	Level 3	Fair Value
	(Dollars in thousands)

Financial Assets:
Cash and short term investments	$68,923	$68,923	$-	$-	$68,923
Available-for-sale securities	187,565	27,035	160,530	-	187,565
Held-to-maturity securities	50,713	-	50,725	-	50,725
Other securities	11,365	11,365	-	-	11,365
Loans held-for-sale	573	573	-	-	573
Loans held for investment	1,799,155	-	-	1,788,454	1,788,454
Real estate acquired by foreclosure	4,863	-	-	4,863	4,863
Total	$2,123,157	$107,896	$211,255	$1,793,317	$2,112,468

Financial Liabilities:
Deposits	$1,845,713	$-	$1,849,281	$-	$1,849,281
Securities sold under agreements to repurchase	4,605	-	4,605	-	4,605
Other borrowed funds	47,586	-	47,561	-	47,561
Total	$1,897,904	$-	$1,901,447	$-	$1,901,447

18. DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

        ASC 820 applies to reported balances that are required or permitted to be measured at fair value under an existing accounting pronouncement. ASC 820 emphasizes that fair value is a market-based measurement, not an entity-specific measurement. Therefore, a fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability and establishes a fair value hierarchy. The fair value hierarchy consists of three levels of inputs that may be used to measure fair value as follows:

          Level 1— Inputs that utilize quoted prices (unadjusted) in active markets for identical assets or liabilities that Green has the ability to access. Level 1 assets and liabilities include debt and equity securities that are traded in an active exchange market, as well as certain Treasury Department securities that are highly liquid and are actively traded in over-the-counter markets.

          Level 2— Inputs other than those quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability (other than quoted prices), such as interest rates and yield curves that are observable at commonly quoted intervals. Level 2 assets and liabilities include available-for-sale securities with quoted prices that are traded less frequently than exchange-traded instruments and derivative contracts whose value is determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Available-for-sale securities are valued using observable data that may include dealer quotes, market spreads, cash flows, the Treasury Department yield curve, prepayment speeds, credit information, and the bond's terms and conditions, among other things. Derivative valuations utilize certain Level 3 inputs, such as estimates of current credit spreads to evaluate the likelihood of default by Green and its counterparties. The significance of the impact of these credit valuation adjustments on the overall valuation of derivative positions are not significant to the overall valuation and result in all derivative valuations being classified in Level 2 of the fair value hierarchy.

          Level 3— Inputs that are unobservable inputs for the asset or liability, which are typically based on an entity's own assumptions, as there is little, if any, related market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. Green's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability. This category includes certain interest-only strip securities where independent pricing information was not able to be obtained for a significant portion of the underlying assets and loans held-for-sale.

        The tables below presents Green's assets and liabilities measured at fair value on a recurring basis as of the dates set forth aggregated by the level in the fair value hierarchy within which those measurements fall.

	December 31, 2014
	Level 1	Level 2	Level 3	Total
	(Dollars in thousands)
Financial Assets:
Available-for-sale securities	$27,035	$160,530	$—	$187,565
Customer interest rate swaps	—	274	—	274
Financial Liabilities:
Correspondent interest rate swaps	$—	$287	$—	$287

	December 31, 2013
	Level 1	Level 2	Level 3	Total
	(Dollars in thousands)
Financial Assets:
Available-for-sale securities	$15,000	$183,237	$—	$198,237
Customer interest rate swaps	—	433	—	433
Financial Liabilities:
Correspondent interest rate swaps	$—	$456	$—	$456

        Certain financial assets and financial liabilities are measured at fair value on a nonrecurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment). Assets measured on a nonrecurring basis include impaired loans, real estate acquired by foreclosure and other repossessed assets.

        A loan is defined as impaired when, based on current information and events, it is probable that Green will be unable to collect all amounts due, according to the contractual terms of the loan agreement. The allowance for loan losses related to impaired loans is determined based on the difference between the carrying value of the impaired loan and its fair value. The fair value of impaired loans is determined based on the fair value of the collateral if repayment is expected solely from the collateral. Fair value of the loan's collateral is determined by appraisals and third party estimates for real estate collateral and by appraisals or independent valuations for non-real estate collateral such as inventory, accounts receivable, equipment or other business assets. The fair value of real estate acquired by foreclosure is measured using appraisals and third party estimates. These values may be adjusted based on current information available to management, therefore the values are considered Level 3 inputs within the fair value hierarchy.

        The following tables present the assets that were subject to fair value adjustments during the periods indicated, which were still on the balance sheet at the end of the reporting periods:

			Losses for the Year Ended December 31, 2014
	December 31, 2014
	Level 3	Total
	(Dollars in thousands)
Assets Measured on a Nonrecurring Basis:
Impaired loans	$1,277	$1,277	$160
Real estate acquired by foreclosure	1,820	1,820	141

			Losses for the Year Ended December 31, 2013
	December 31, 2013
	Level 3	Total
	(Dollars in thousands)
Assets Measured on a Nonrecurring Basis:
Impaired loans	$9,390	$9,390	$3,865
Real estate acquired by foreclosure	1,961	1,961	333

        The estimated fair values of financial instruments were determined by management as of December 31, 2014 and 2013, and required judgment. Accordingly, the estimates presented herein are not necessarily indicative of the amounts Green could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair values presented.

        The following methods and assumptions were used to estimate the fair value of cash and of financial instruments for which it is practicable to estimate that value:

        Cash and Short-Term Investments—The carrying amount of these short term investments is a reasonable estimate of fair value.

        Securities—Securities are valued based on quoted prices in an active market when available. These securities are classified in Level 1 of the valuation hierarchy. If quoted market prices are not available for the specific security, then fair values are estimated by using pricing models, quoted prices of securities with similar characteristics or discounted cash flows or Level 2 of the valuation hierarchy.

        Loans Held-for-Sale—The fair value of consumer residential mortgages held-for-sale is based on commitments from investors or prevailing market prices.

        Loans Held for Investment—The fair value of loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

        Real Estate Acquired by Foreclosure—Real estate acquired by foreclosure is adjusted to fair value less estimated costs to sell at the time of foreclosure. Subsequently, these assets are carried at the lower of carrying value or fair value less estimated costs to sell. Fair value is generally based upon market prices or appraised values of the property, and accordingly, Green classifies real estate acquired by foreclosure as Level 3.

        Deposit Liabilities—The fair value of demand deposits, savings accounts and certain money market deposits is the amount payable on demand at the reporting date. The fair value of certificates of deposit is estimated using the rates currently offered for deposits of similar remaining maturities.

        Other Borrowed Funds—The carrying amount of securities sold under agreements to repurchase is a reasonable estimate of fair value because these borrowings reprice at market rates generally daily. The fair value of long term FHLB advances is estimated using the rates currently offered for advances of similar remaining maturities.

        Off-Balance Sheet Financial Instruments—The fair value of commitments is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counterparties. For fixed-rate loan commitments, fair value also considers the difference between current levels of interest rates and the committed rates. The fair value of guarantees and letters of credit is based on fees currently charged for similar agreements or on the estimated cost to terminate them or otherwise settle the obligations with the counterparties at the reporting date. These amounts were not significant at the reporting dates. The fair value of interest rate swaps is derived from pricing models based on past, present and projected future market conditions, quoted market prices of instruments with similar characteristics or discounted cash flows, classified in Level 2 of the fair value hierarchy.

        The estimated fair values of Green's financial instruments as of the dates indicated are as follows:

	December 31, 2014
	Carrying Value	Level 1	Level 2	Level 3	Fair Value
	(Dollars in thousands)
Financial Assets:
Cash and short term investments	$68,923	$68,923	$—	$—	$68,923
Available-for-sale securities	187,565	27,035	160,530	—	187,565
Held-to-maturity securities	50,713	—	50,725	—	50,725
Other securities	11,365	11,365	—	—	11,365
Loans held-for-sale	573	573	—	—	573
Loans held for investment	1,799,155	—	—	1,788,454	1,788,454
Real estate acquired by foreclosure	4,863	—	—	4,863	4,863

Total	$2,123,157	$107,896	$211,255	$1,793,317	$2,112,468

Financial Liabilities:
Deposits	$1,845,713	$—	$1,849,281	$—	$1,849,281
Securities sold under agreements to repurchase	4,605	—	4,605	—	4,605
Other borrowed funds	47,586	—	47,561	—	47,561

Total	$1,897,904	$—	$1,901,447	$—	$1,901,447

	December 31, 2013
	Carrying Value	Level 1	Level 2	Level 3	Fair Value
	(Dollars in thousands)
Financial Assets:
Cash and short term investments	$34,757	$34,757	$—	$—	$34,757
Available-for-sale securities	198,237	15,000	183,237	—	198,237
Held-to-maturity securities	57,278	—	56,588	—	56,588
Other securities	7,730	7,730	—	—	7,730
Loans held for investment	1,359,415	—	—	1,342,269	1,342,269
Real estate acquired by foreclosure	6,690	—	—	6,690	6,690

Total	$1,664,107	$57,487	$239,825	$1,348,959	$1,646,271

Financial Liabilities:
Deposits	$1,447,372	$—	$1,452,900	$—	$1,452,900
Securities sold under agreements to repurchase	2,583	—	2,583	—	2,583
Other borrowed funds	46,858	—	46,895	—	46,895

Total	$1,496,813	$—	$1,502,378	$—	$1,502,378